Pension and other post-retirement benefits	6 Months Ended
Jun. 30, 2013
Pension and other post-retirement benefits
Note 22 Pension and other post-retirement benefits

> Refer to “Note 23 – Pension and other post-retirement benefits” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q13 and “Note 28 – Pension and other post-retirement benefits” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2012 for further information.

The Bank expects to contribute CHF 65 million to the international single-employer defined benefit pension plans and other post-retirement defined benefit plans in 2013. As of June 30, 2013, CHF 21 million of contributions had been made.

Components of total pension costs

in	6M13	6M12
Total pension costs (CHF million)
Service costs on benefit obligation	14	17
Interest costs on benefit obligation	65	67
Expected return on plan assets	(81)	(81)
Amortization of recognized prior service cost/(credit)	0	(1)
Amortization of recognized actuarial losses	44	42
Total pension costs	42	44